                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04893

                                   ----------

                              THE TAIWAN FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             2 AVENUE DE LAFAYETTE,
                                  P.O. Box 5049
                              BOSTON, MA 02206-5049
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for                     Copy to:
               Service)

         The Taiwan Fund, Inc.               Leonard B. Mackey, Jr., Esq.
    c/o State Street Bank and Trust             Clifford Chance US LLP
                Company                           31 West 52nd Street
      Attention: Tracie A. Coop,               New York, New York 10019
          Assistant Secretary
       4 Copley Place, 5th Floor
           Boston, MA 02116

Registrant's telephone number, including area code:  (877) 864-5056

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2010

ITEM 1: SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Schedule of Investments/May 31, 2010 (Showing Percentage of Net Assets) (UNAUDITED)

                                                                              US$
                                                                             VALUE
                                                              SHARES       (NOTE 1)
                                                            ----------   ------------
COMMON STOCKS - 96.1%
CEMENT -- 1.1%
CEMENT INDUSTRY -- 1.1%
Wei Mon Industry Co., Ltd.                                   3,862,000   $  3,135,417
                                                                         ------------
TOTAL CEMENT                                                                3,135,417
                                                                         ------------
CHEMICALS -- 2.9%
BIOTECHNOLOGY AND MEDICAL CARE INDUSTRY -- 1.2%
Excelsior Medical Co., Ltd.                                  1,421,000      3,125,324
                                                                         ------------
CHEMICAL INDUSTRY -- 1.7%
China Steel Chemical Corp.                                   1,600,000      4,775,447
                                                                         ------------
TOTAL CHEMICALS                                                             7,900,771
                                                                         ------------
CONSTRUCTION -- 3.1%
BUILDING MATERIAL AND CONSTRUCTION INDUSTRY -- 3.1%
Continental Holdings Corp.                                   2,894,000      1,045,746
Hung Poo Real Estate Development Corp.                       2,270,000      2,901,106
Prince Housing & Development Corp. *                         7,409,000      3,198,780
Taiwan Land Development Corp. *                              3,468,000      1,415,909
                                                                         ------------
TOTAL CONSTRUCTION                                                          8,561,541
                                                                         ------------
ELECTRIC AND MACHINERY -- 2.1%
ELECTRIC MACHINERY INDUSTRY -- 2.1%
Awea Mechantronic Co., Ltd.                                  1,200,000      1,306,490
Depo Auto Parts Industrial Co., Ltd.                           646,000      1,538,023
Yungtay Engineering Co., Ltd.                                3,274,000      2,837,293
                                                                         ------------
TOTAL ELECTRIC AND MACHINERY                                                5,681,806
                                                                         ------------
ELECTRONICS -- 39.5%
COMMUNICATIONS AND INTERNET INDUSTRY -- 0.9%
PC Home Online                                                 886,000      2,425,423
                                                                         ------------
COMPUTER AND PERIPHERAL EQUIPMENT INDUSTRY -- 4.1%
Avermedia Technologies, Inc.                                 2,053,000      2,729,754
Chicony Electronics Co., Ltd.                                2,342,790      5,651,105
Clevo Co. *                                                  1,650,000      3,143,742
                                                                         ------------
                                                                           11,524,601
                                                                         ------------
ELECTRONIC PARTS/COMPONENTS INDUSTRY -- 1.4%
Syncmold Enterprise Corp.                                    1,826,000      3,918,958
                                                                         ------------
ELECTRONIC PRODUCTS DISTRIBUTION INDUSTRY -- 7.1%
Synnex Technology International Corp.                        4,500,000      9,798,676
Wah Lee Industrial Corp.                                     2,105,000      2,996,465
WPG Holdings Co., Ltd.                                       3,500,000      6,767,094
                                                                         ------------
                                                                           19,562,235
                                                                         ------------
OPTOELECTRONIC INDUSTRY -- 2.0%
Largan Precision Co., Ltd.                                     320,000      5,145,870
St. Shine Optical Co., Ltd.                                     48,000        349,957
                                                                         ------------
                                                                            5,495,827
                                                                         ------------

                                                                              US$
                                                                             VALUE
                                                              SHARES       (NOTE 1)
                                                            ----------   ------------
OTHER ELECTRONIC INDUSTRY -- 12.5%
Aurora Corp.                                                 1,812,000   $  2,463,166
Hon Hai Precision Industry Co., Ltd.  (a)                    4,000,005     15,893,148
Powercom Co., Ltd. *                                         2,795,000      3,112,988
Soft-World International Corp.                                 555,000      2,986,531
Tatung Co., Ltd. *                                          31,231,000      5,715,937
WT Microelectronics Co., Ltd.                                4,056,000      4,301,732
                                                                         ------------
                                                                           34,473,502
                                                                         ------------
SEMICONDUCTOR INDUSTRY -- 11.5%
MediaTek, Inc.                                                 700,400     11,263,022
Taiwan Semiconductor Manufacturing Co., Ltd. (a)            11,200,426     20,569,243
                                                                         ------------
                                                                           31,832,265
                                                                         ------------
TOTAL ELECTRONICS                                                         109,232,811
                                                                         ------------
FINANCE -- 12.8%
FINANCIAL AND INSURANCE INDUSTRY -- 12.8%
Cathay Financial Holding Co., Ltd. *                         5,500,622      8,079,660
China Life Insurance Co., Ltd. *                             3,683,000      2,851,823
Fubon Financial Holding Co., Ltd. *                          7,000,000      7,971,593
KGI Securities Co., Ltd.                                    19,144,000      6,887,731
SinoPac Financial Holdings Co., Ltd. *                       9,135,000      2,717,908
Yuanta Financial Holding Co., Ltd.                          13,013,000      6,921,050
                                                                         ------------
TOTAL FINANCE                                                              35,429,765
                                                                         ------------
FOODS -- 2.3%
FOOD INDUSTRY -- 2.3%
Lien Hwa Industrial Corp.                                      272,000        132,661
Uni-President Enterprises Corp.                              6,000,000      6,157,023
                                                                         ------------
TOTAL FOODS                                                                 6,289,684
                                                                         ------------
GLASS AND CERAMICS -- 2.1%
GLASS AND CERAMIC INDUSTRY -- 2.1%
Taiwan Glass Industrial Corp.                                6,344,000      5,716,120
                                                                         ------------
TOTAL GLASS AND CERAMICS                                                    5,716,120
                                                                         ------------
OTHER -- 0.9%
OTHER INDUSTRY -- 0.9%
Globe Union Industrial Corp.                                 2,388,000      2,626,064
                                                                         ------------
TOTAL OTHERS                                                                2,626,064
                                                                         ------------
PLASTICS -- 7.3%
PLASTIC INDUSTRY -- 7.3%
China Petrochemical Development Corp. *                     11,711,000      5,422,522
Formosa Chemicals & Fibre Corp.                              2,500,000      5,506,281
Nan Ya Plastics Corp.                                        5,700,000      9,273,077
                                                                         ------------
TOTAL PLASTICS                                                             20,201,880
                                                                         ------------

                                                                              US$
                                                                             VALUE
                                                              SHARES       (NOTE 1)
                                                            ----------   ------------
RUBBER -- 1.5%
RUBBER INDUSTRY -- 1.5%
TSRC Corp.                                                   3,057,000   $  4,255,995
                                                                         ------------
TOTAL RUBBER                                                                4,255,995
                                                                         ------------
STEEL AND IRON -- 4.0%
IRON AND STEEL INDUSTRY -- 4.0%
China Steel Corp.                                            4,708,500      4,470,818
Tung Ho Steel Enterprise Corp.                               7,666,000      6,463,582
                                                                         ------------
TOTAL STEEL AND IRON                                                       10,934,400
                                                                         ------------
TEXTILES -- 2.3%
TEXTILE INDUSTRY -- 2.3%
Far Eastern New Century Corp.                                3,060,000      3,020,414
Li Peng Enterprise Co., Ltd. *                               7,411,000      3,338,758
                                                                         ------------
TOTAL TEXTILES                                                              6,359,172
                                                                         ------------
TRANSPORTATION -- 2.8%
SHIPPING AND TRANSPORTATION INDUSTRY -- 2.8%
Eastern Media International *                               16,546,000      4,472,521
Farglory F T Z Investment Holding Co., Ltd. *                3,322,000      3,310,204
                                                                         ------------
TOTAL TRANSPORTATION                                                        7,782,725
                                                                         ------------
WHOLESALE AND RETAIL -- 11.4%
OIL GAS AND ELECTRICITY INDUSTRY GENERAL INDUSTRY -- 2.6%
Formosa Petrochemical Corp.                                  3,000,500      7,078,002
                                                                         ------------
TRADING AND CONSUMERS' GOODS INDUSTRY -- 8.8%
Far Eastern Department Stores, Ltd.                          8,580,000      6,992,632
Mercuries & Associates, Ltd. *                               3,064,000      1,471,441
President Chain Store Corp.                                  2,840,000      7,961,081
Taiwan Tea Corp. *                                           8,231,000      4,416,339
Test-Rite International Co., Ltd.                            6,474,000      3,585,020
                                                                         ------------
                                                                           24,426,513
                                                                         ------------
TOTAL WHOLESALE AND RETAIL                                                 31,504,515
                                                                         ------------
TOTAL INVESTMENTS -- 96.1%
   (Cost -- $218,808,722)                                                $265,612,666
                                                                         ------------
OTHER ASSETS AND LIABILITIES, NET--3.9%                                  $ 10,755,109
                                                                         ------------
NET ASSETS--100.0%                                                       $276,367,775
                                                                         ============

LEGEND:

US$ - United States dollar

*    Non-income producing

(a) Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $36,462,391).

NOTES TO SCHEDULE OF INVESTMENTS

1. SIGNIFICANT ACCOUNTING POLICIES. The Taiwan Fund, Inc. (the "Fund"), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified closed-end management investment company. The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional risks resulting from future political or economic conditions in Taiwan and the possible imposition of adverse governmental laws of currency exchange restrictions affecting Taiwan.

Events or transactions occurring after period end through the date this report was issued have been evaluated by management in the preparation of the financial statements. The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

SECURITY VALUATION. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board of Directors if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification No. 820, Fair Value Measurements ("ASC 820"), requires disclosure surrounding the various inputs that are used in determining the value of each Fund's investments. These inputs are summarized into the three broad levels listed below. ASC 820 established a three-tier hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs) when market prices are not readily available or reliable. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the asset or liability, and would be based on the best information available.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's asset and liabilities carried at value:

INVESTMENTS IN SECURITIES      LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
-------------------------   ------------   -------   -------   ------------
Common Stocks               $265,612,666     $--       $--     $265,612,666
                            ------------     ---       ---     ------------
TOTAL                       $265,612,666     $--       $--     $265,612,666
                            ============     ===       ===     ============

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. For the period ended May 31, 2010, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Fund's financial statements.

FOREIGN CURRENCY TRANSLATION. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations within the Fund's Annual Report and/or Semi-Annual Report from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments in securities.

2. AFFILIATED PARTIES AND TRANSACTIONS. An affiliate is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the six months ended May 31, 2010 were as follows:

                                      Balance of                            Balance of
                                        Shares                                Shares
                          Value on      Held on                               Held on                             Realized
                         September     September                                May        Value on               Capital
        Issuer            1, 2009       1, 2009    Purchases      Sales      31, 2010    May 31, 2010   Income   Gain/Loss
---------------------   -----------   ----------   ---------   ----------   ----------   ------------   ------   ---------
Hon Hai Precision
   Industry Co., Ltd.   $13,829,282    4,101,005    $717,551   $1,243,715    4,000,005    $15,893,148     $--     $316,752
Taiwan Semiconductor
   Manufacturing
   Co., Ltd.             20,143,855   11,200,426          --           --   11,200,426     20,569,243      --           --
                        -----------   ----------    --------   ----------   ----------    -----------     ---     --------
                        $33,973,137   15,301,431    $717,551   $1,243,715   15,200,431    $36,462,391     $--     $316,752
                        ===========   ==========    ========   ==========   ==========    ===========     ===     ========

3. TAX BASIS OF INVESTMENTS. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At May 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $51,838,361 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,034,417 and net appreciation for financial reporting purposes was $46,803,944. At May 31, 2010, aggregate cost for financial reporting purposes was $218,808,722.

4. SUBSEQUENT EVENTS. The annual meeting of the stockholders of the Fund, was held on April 26, 2010 during which the stockholders of the Fund considered the following three proposals: i) Proposal 1: the election of Bing Shen, Harvey Chang, Christina Liu, Joe O. Rogers, Michael F. Holland, M. Christopher Canavan, Jr. and Anthony Kai Yiu Lo to the Board of Directors; ii) Proposal 2: the approval of the Investment Advisory and Management Agreement between the Fund and Martin Currie Inc.; and iii) Proposal 3: the approval of an amendment to the Fund's Restated Certificate of Incorporation increasing the number of authorized shares of Common Stock from 20,000,000 to 100,000,000. Proposal 1 and Proposal 2 were approved by stockholders. Due to insufficient votes, the annual meeting of stockholders, with regard to Proposal 3, was adjourned. Proposal 3 was considered by the stockholders at the adjourned sessions of the annual stockholders meeting held on May 6, 2010, May 13, 2010, May 20, 2010 and May 27, 2010 and was approved at the adjourned session held on June 15, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: \s\ Jamie Skinner
    Jamie Skinner
    President of The Taiwan Fund,
    Inc.

Date: June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: \s\ Jamie Skinner
    Jamie Skinner
    President of The Taiwan Fund,
    Inc.

Date: June 21, 2010


By: \s\ Cynthia Morse-Griffin
    Cynthia Morse-Griffin
    Treasurer of The Taiwan Fund,
    Inc.

Date: June 20, 2010